Authorised and issued share capital	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Authorised and issued share capital
28. Authorised and issued share capital

	Equity ordinary shares	Nominal value £m
Authorised
At 1 January 2017	1,750,000,000	175.0
At 31 December 2017	1,750,000,000	175.0
At 31 December 2018	1,750,000,000	175.0
At 31 December 2019	1,750,000,000	175.0

Issued and fully paid
At 1 January 2017	1,331,880,730	133.2
Exercise of share options	630,822	0.1
At 31 December 2017	1,332,511,552	133.3
Exercise of share options	166,675	-
At 31 December 2018	1,332,678,227	133.3
Exercise of share options	75,625	-
Share cancellations	(4,586,039)	(0.5)
At 31 December 2019	1,328,167,813	132.8

Company’s own shares
The Company’s holdings of own shares are stated at cost and represent shares held in treasury and purchases by the Employee Share Ownership Plan (‘ESOP’) trusts of shares in WPP plc for the purpose of funding certain of the Group’s share-based incentive plans.

The trustees of the ESOP purchase the Company’s ordinary shares in the open market using funds provided by the Company. The Company also has an obligation to make regular contributions to the ESOP to enable it to meet its administrative costs. The number and market value of the ordinary shares of the Company held by the ESOP at 31 December 2019 was 9,219,837 (2018: 14,820,994), and £98.3 million (2018: £125.5 million) respectively. The number and market value of ordinary shares held in treasury at 31 December 2019 was 70,787,730 (2018: 70,854,553) and £755.0 million (2018: £599.9 million) respectively.

Share options
WPP Executive Share Option Scheme (WPP)
As at 31 December 2019, unexercised options over ordinary shares of 6,741 have been granted under the WPP Executive Share Option Scheme as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
3,696	8.333	2015 - 2022
3,045	10.595	2016 - 2023

WPP Worldwide Share Ownership Programme (WWOP)
As at 31 December 2019, unexercised options over ordinary shares of 2,757,654 and unexercised options over ADRs of 388,854 have been granted under the WPP Worldwide Share Ownership Programme as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
82,650	6.268	2014 - 2021
36,500	6.268	2015 - 2021
53,150	7.113	2013 - 2020
25,750	7.113	2014 - 2020
194,079	8.458	2015 - 2022
43,000	13.145	2017 - 2021
1,739,050	13.145	2017 - 2024
4,375	13.145	2018 - 2024
564,975	13.505	2016 - 2023
14,125	13.505	2017 - 2023

Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
24,550	49.230	2014 - 2021
16,530	56.560	2013 - 2020
39,184	67.490	2015 - 2022
166,655	102.670	2017 - 2024
141,935	110.760	2016 - 2023

WPP Share Option Plan 2015 (WSOP)
As at 31 December 2019, unexercised options over ordinary shares of 13,413,425 and unexercised options over ADRs of 1,396,745 have been granted under the WPP Worldwide Share Ownership Programme as follows:

Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
18,250	8.372	2021 - 2025
3,406,900	8.372	2021 - 2028
15,500	9.600	2022 - 2026
2,863,975	9.600	2022 - 2029
19,250	13.085	2020 - 2024
2,785,100	13.085	2020 - 2027
55,500	15.150	2018 - 2022
1,952,200	15.150	2018 - 2025
5,375	15.150	2019 - 2025
12,375	17.055	2019 - 2023
2,279,000	17.055	2019 - 2026

Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
347,660	53.140	2021 - 2028
347,105	62.590	2022 - 2029
276,790	88.260	2020 - 2027
236,265	105.490	2020 - 2026
188,925	115.940	2018 - 2025

The aggregate status of the WPP Share Option Plans during 2019 was as follows:

Movements on options granted (represented in ordinary shares)

	1 January 2019	Granted	Exercised	Lapsed	Outstanding 31 December 2019	Exercisable 31 December 2019
WPP	6,741	–	–	–	6,741	6,741
WWOP	5,520,774	–	(71,475)	(747,375)	4,701,924	4,701,924
WSOP	18,691,100	4,615,000	(4,150)	(2,904,800)	20,397,150	5,249,075
	24,218,615	4,615,000	(75,625)	(3,652,175)	25,105,815	9,957,740

Weighted-average exercise price for options over

	1 January 2019	Granted	Exercised	Lapsed	Outstanding 31 December 2019	Exercisable 31 December 2019
Ordinary shares (£)
WPP	9.355	–	–	–	9.355	9.355
WWOP	12.290	–	6.888	12.027	12.421	12.421
WSOP	12.753	9.600	8.372	12.405	12.121	16.164
ADRs ($)
WWOP	95.453	–	47.388	91.622	96.744	96.744
WSOP	84.893	62.590	53.140	82.290	79.798	115.940

Options over ordinary shares
Outstanding

Range of exercise prices £	Weighted average exercise price £	Weighted average contractual life Months
6.268 – 17.055	12.171	90

Options over ADRs
Outstanding

Range of exercise prices $	Weighted average exercise price $	Weighted average contractual life Months
49.230 – 115.940	83.488	89

As at 31 December 2019 there was £7.3 million (2018: £8.5 million) of total unrecognised compensation costs related to share options. That cost is expected to be recognised over a weighted average period of 19 months (2018: 20 months).

Share options are satisfied out of newly issued shares.

The weighted average fair value of options granted in the year calculated using the Black-Scholes model was as follows:

	2019	2018	2017
Fair value of UK options (shares)	117.0p	107.0p	112.0p
Fair value of US options (ADRs)	$8.49	$8.09	$9.40
Weighted average assumptions:
UK Risk-free interest rate	0.57%	0.78%	0.57%
US Risk-free interest rate	1.61%	2.74%	2.05%
Expected life (months)	48	48	48
Expected volatility	24%	24%	17%
Dividend yield	3.8%	3.5%	2.9%

Options are issued at an exercise price equal to market value on the date of grant.

The average share price of the Group for the year ended 31 December 2019 was £9.39 (2018: £11.56, 2017: £15.86) and the average ADR price for the same period was $59.93 (2018: $77.31, 2017: $101.86).

Expected volatility is sourced from external market data and represents the historic volatility in the Group’s share price over a period equivalent to the expected option life.

Expected life is based on a review of historic exercise behaviour in the context of the contractual terms of the options, as described in more detail below.

Terms of share option plans
In 2015, the Group introduced the Share Option Plan 2015 to replace both the
“all-employee”
Worldwide Share Ownership Plan and the discretionary Executive Stock Option Plan. Two kinds of options over ordinary shares can be granted, both with a market value exercise price. Firstly, options can be granted to employees who have worked at a company owned by WPP plc for at least two years which are not subject to performance conditions. Secondly, options may be granted on a discretionary basis subject to the satisfaction of performance conditions.

The Worldwide Share Ownership Programme was open for participation to employees with at least two years’ employment in the Group. It was not available to those participating in other share-based incentive programmes or to Executive Directors. The vesting period for each grant is three years and there are no performance conditions other than continued employment with the Group.

The Executive Stock Option Plan has historically been open for participation to WPP Group Leaders, Partners and High Potential Group. It is not currently offered to Parent Company Executive Directors. The vesting period is three years and performance conditions include achievement of various TSR (Total Shareholder Return) and EPS (Earnings Per Share) objectives, as well as continued employment. The terms of these stock options are such that if, after nine years and eight months, the performance conditions have not been met, then the stock option will vest automatically.

The Group grants stock options with a life of 10 years, including the vesting period.